Principal Accounting Policies - Revenue recognition (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Revenues recognized from noncash transactions	¥ 6.4	¥ 7.7	¥ 7.6